FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Private Placement Warrants Valuation Inputs	The Fair Value of the Private Placement Warrants is considered a Level 3 valuation and is determined using the Black-Scholes-Merton option pricing model. The significant assumptions were as follows:

December 31, 2020
Private Placement Warrants Fair Value Per Share	$5.52
Private Placement Warrant valuation inputs:
Stock price	$12.04
Strike price	$11.50
Remaining contractual term in years	4.54
Estimated volatility of Class A Common Stock	55.0%
Risk free interest rate	0.32%

FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING

		December 31, 2020
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Placement Warrant liabilities	Total liabilities	$—	$—	$22,080	$22,080
Total		$—	$—	$22,080	$22,080
The following table presents assets and liabilities measured at fair value on a recurring basis (in thousands):

		December 31, 2019
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Contingent consideration payable	$—	$—	$1,000	$1,000
Total		$—	$—	$1,000	$1,000

FAIR VALUE, LIABILITIES MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION

Level 3
December 31, 2019	$—
Additions	$13,240
Changes in fair value	$8,840
December 31, 2020	$22,080
The following table represents the change in the contingent consideration (in thousands):

Level 3
December 31, 2018	$10,073
Additions	—
Changes in fair value	13,841
Settlements	(22,914)
December 31, 2019	$1,000
Additions	—
Changes in fair value	—
Settlements	(1,000)
December 31, 2020	$—